Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (26%)
400,000	Arbys Funding LLC 144A, 3.24%, 7/30/50 (a)	$407
400,000	Atlas Senior Loan Fund Ltd. 144A, (3 mo. LIBOR USD + 1.300%), 1.57%, 1/16/30 (a)(b)	395
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%), 3.52%, 7/20/28 (a)(b)	356
600,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.94%, 2/16/37 (a)(b)	516
1,050,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%), 0.85%, 4/15/30 EUR (a)(b)(c)	1,231
250,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 1.300%), 1.30%, 7/15/30 EUR (a)(b)(c)	286
350,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 2.650%), 2.65%, 7/15/30 EUR (a)(b)(c)	380
500,000	Blackrock European CLO V DAC, (3 mo. EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (b)(c)(d)	576
500,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 3.02%, 7/18/27 (a)(b)	460
850,000	BlueMountain Fuji U.S. CLO I Ltd., (3 mo. LIBOR USD + 1.700%), 1.97%, 7/20/29 (b)(d) 834
850,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.47%, 9/15/35 (a)(b)	822
700,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.77%, 9/15/35 (a)(b)	637
550,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%), 2.27%, 9/15/35 (a)(b)	489
500,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.92%, 9/15/35 (a)(b)	437
926,708	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	1,081
500,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 2.700%), 2.70%, 9/21/29 EUR (a)(b)(c)	553
800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (a)	788
200,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (a)	196
300,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (a)	291
1,000,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.87%, 10/20/28 (a)(b) 976
300,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.16%, 4/24/31 (a)(b)	278
350,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.84%, 10/25/28 (a)(b) 338
633,259	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (a)	664
793,712	Countrywide Asset-Backed Certificates, 4.54%, 10/25/46 (e)	788
496,250	Domino’s Pizza Master Issuer LLC 144A, 3.67%, 10/25/49 (a)	528
886,500	Driven Brands Funding LLC 144A, 4.64%, 4/20/49 (a)	954
1,100,000	Dryden 36 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.750%), 2.03%, 4/15/29 (a)(b)	1,079

Principal or Shares	Security Description	Value (000)
1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31 EUR (a)(b)(c)	$1,515
102,491	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, (1 mo. LIBOR USD + 0.500%), 0.67%, 12/25/35 (b)	101
400,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.48%, 2/22/36 (a)(b)	394
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.78%, 2/22/36 (a)(b)	488
800,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.72%, 9/15/28 (a)(b)	763
350,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 9/15/28 (a)(b)	327
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 9/15/28 (a)(b)	467
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 9/15/37 (a)(b)	548
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.92%, 9/15/37 (a)(b)	520
1,500,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR USD + 1.950%), 2.22%, 4/17/30 (a)(b)	1,497
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.89%, 7/25/27 (a)(b)	485
750,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 8/15/28 (a)(b)	723
304,205	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.22%, 4/21/25 (a)(b)	303
350,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.72%, 4/21/25 (a)(b)	344
400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 1.53%, 6/15/36 (a)(b)	392
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.78%, 6/15/36 (a)(b)	241
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%), 2.18%, 6/15/36 (a)(b)	239
91,894	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	90
1,000,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 1.31%, 10/20/27 (a)(b)	992
500,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 5/15/36 (a)(b)	486
250,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.12%, 4/19/30 (a)(b)	229
916,179	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.33%, 6/15/28 (a)(b)	904
250,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.73%, 6/15/28 (a)(b)	245
1,353,930	NP SPE II LLC 144A, 2.86%, 11/19/49 (a)	1,355

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.87%, 4/30/27 (a)(b)	$679
950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 3.150%), 3.52%, 5/21/29 (a)(b)	900
273,625	Planet Fitness Master Issuer LLC 144A, 3.86%, 12/05/49 (a)	250
324,225	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (a)	326
1,250,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 1.37%, 12/20/28 (a)(b)	1,229
937,742	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%), 1.19%, 10/20/27 (a)(b)	928
1,231,250	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (a)	1,276
277,855	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%), 1.15%, 10/15/27 (a)(b)	275
200,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%), 2.48%, 11/15/37 (a)(b)	188
400,000	VB-S1 Issuer LLC 144A, 3.03%, 6/15/50 (a)	414
300,000	VB-S1 Issuer LLC 144A, 4.09%, 6/15/50 (a)	312
863,676	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 1.16%, 4/15/27 (a)(b)	852
800,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (a)	825
1,300,000	Westlake Automobile Receivables Trust 2019-3 144A, 2.72%, 11/15/24 (a)	1,320
1,150,000	Westlake Automobile Receivables Trust 2020-1 144A, 2.80%, 6/16/25 (a)	1,157
544,500	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (a)	562

Total Asset Backed (Cost - $42,263)		41,481

Bank Loans(f) (4%)
547,250	1011778 BC ULC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 11/19/26	526
596,543	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 3-Month + 1.750%), 2.06%, 6/01/24	585
541,659	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.500%), 3.50%, 3/01/24	531
1,267,500	Charter Communications Operating LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 2/01/27	1,240
250,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	286
200,000	Froneri U.S. Inc. Term Loan 2L, (LIBOR USD 1-Month + 5.750%), 5.91%, 1/31/28	196
278,600	Grifols SA Term Loan B 1L, (1 mo. EURIBOR + 2.250%), 2.25%, 11/15/27 EUR (c)	325
673,030	HCA Inc. Term Loan B13 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 3/18/26	665
694,670	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.66%, 2/05/27	674

Principal or Shares	Security Description	Value (000)

550,000	T-Mobile USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.16%, 4/01/27	$553
690,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%), 2.29%, 11/01/23	679
677,925	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 5/30/25	648

Total Bank Loans (Cost - $6,947)		6,908

Corporate Bond (21%)
450,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (a)	482
750,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (a)	794
575,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (a)	601
250,000	ams AG 144A, 6.00%, 7/31/25 EUR (a)(c)	299
140,000	Apple Inc., 3.45%, 5/06/24	155
500,000	Ares Capital Corp., 3.50%, 2/10/23	507
350,000	AT&T Inc., 0.25%, 3/04/26 EUR (c)	407
300,000	AT&T Inc., 2.30%, 6/01/27	318
500,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (a)	503
400,000	Banco Bradesco SA 144A, 3.20%, 1/27/25 (a)	406
245,000	Banco de Credito del Peru 144A, 2.70%, 1/11/25 (a)	251
388,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26 (a)	399
430,000	Bank of America Corp., (3 mo. LIBOR USD + 0.790%), 3.00%, 12/20/23 (b)	453
20,000	Bank of America Corp., 3.30%, 1/11/23	21
500,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (c)	592
100,000	Bristol-Myers Squibb Co., 3.25%, 2/20/23	107
500,000	CaixaBank SA, 1.75%, 10/24/23 EUR (c)(d)	611
250,000	Catalent Pharma Solutions Inc. 144A, 2.38%, 3/01/28 EUR (a)(c)	283
305,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	343
250,000	Centene Corp., 3.38%, 2/15/30	265
120,000	Centene Corp., 4.75%, 5/15/22	122
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	555
225,000	Cheniere Energy Partners LP, 4.50%, 10/01/29	238
500,000	Chevron Corp., 1.55%, 5/11/25	522
600,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.667%), 1.68%, 5/15/24 (b)	618
70,000	Comcast Corp., 3.00%, 2/01/24	76
350,000	Comcast Corp., 3.70%, 4/15/24	390
310,000	Covanta Holding Corp., 5.88%, 3/01/24	319
115,000	CVS Health Corp., 3.70%, 3/09/23	124
182,000	Encompass Health Corp., 5.75%, 11/01/24	184
500,000	Enel Finance International NV 144A, 4.63%, 9/14/25 (a)	579
465,000	EQM Midstream Partners LP, 4.75%, 7/15/23	473
450,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	540
350,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	352
200,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	200

2

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

350,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	$353
600,000	FS KKR Capital Corp., 4.75%, 5/15/22	605
350,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (a)	318
400,000	General Motors Co., 6.13%, 10/01/25	468
500,000	General Motors Financial Co. Inc., 3.55%, 7/08/22	519
600,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	526
300,000	Grifols SA 144A, 1.63%, 2/15/25 EUR (a)(c)	348
200,000	Honeywell International Inc., 0.00%, 3/10/24 EUR (c)	235
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	511
200,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	207
400,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (a)	441
300,000	Indonesia Asahan Aluminium Persero PT 144A, 5.71%, 11/15/23 (a)	333
400,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (a)	400
500,000	Itau Unibanco Holding SA 144A, 3.25%, 1/24/25 (a)	508
310,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.455%), 1.51%, 6/01/24 (b)	318
50,000	JPMorgan Chase & Co., 3.25%, 9/23/22	53
60,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%), 3.56%, 4/23/24 (b)	65
200,000	Kinder Morgan Inc., 3.25%, 8/01/50	198
300,000	Kraft Heinz Foods Co. 144A, 3.88%, 5/15/27 (a)	324
200,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (a)	207
300,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24 EUR (b)(c)	357
200,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.990%), 2.19%, 4/28/26 (b)	211
210,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%), 3.74%, 4/24/24 (b)	227
310,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	316
115,000	National Fuel Gas Co., 4.90%, 12/01/21	119
640,000	National Fuel Gas Co., 5.50%, 1/15/26	693
700,000	Owl Rock Capital Corp., 4.00%, 3/30/25	701
400,000	PayPal Holdings Inc., 1.65%, 6/01/25	418
300,000	Petrobras Global Finance BV, 8.38%, 5/23/21	316
200,000	Petroleos Mexicanos, 3.50%, 1/30/23	194
200,000	Petroleos Mexicanos, 3.75%, 2/21/24 EUR (c)(d)	221
400,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (a)	382
550,000	Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24	568
430,000	Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 2/01/21	433
200,000	Prosus NV 144A, 2.03%, 8/03/32 EUR (a)(c)	239
250,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	268
450,000	Q-Park Holding I BV 144A, 2.00%, 3/01/27 EUR (a)(c)	495
750,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	855
320,000	SBA Communications Corp., 4.00%, 10/01/22	325
900,000	SBA Tower Trust 144A, 2.84%, 1/15/25 (a)	942

Principal or Shares	Security Description	Value (000)

200,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (a)	$204
550,000	Sky Ltd. 144A, 3.75%, 9/16/24 (a)	619
131,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (a)	133
250,000	Standard Industries Inc. 144A, 2.25%, 11/21/26 EUR (a)(c)	287
500,000	Suncor Energy Inc., 2.80%, 5/15/23	526
550,000	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 4/15/22 EUR (c)	652
920,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	915
100,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28	104
500,000	Volkswagen Group of America Finance LLC 144A, 3.13%, 5/12/23 (a)	531
400,000	Walt Disney Co., 1.75%, 1/13/26	419
650,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.600%), 1.65%, 6/02/24 (b)	663
500,000	Worldline SA, 0.25%, 9/18/24 EUR (c)(d)	587

Total Corporate Bond (Cost - $32,916)		33,946

Foreign Government (7%)
155,000	Dominican Republic International Bond 144A, 5.88%, 4/18/24 (a)	163
416,667	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	432
350,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (a)	360
457,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	473
1,020,000	Georgia Government International Bond, 6.88%, 4/12/21 (d)	1,047
531,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	565
300,000	Guatemala Government Bond, 5.75%, 6/06/22 (d)	319
500,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (a)	548
450,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	459
300,000	Indonesia Government International Bond, 0.90%, 2/14/27 EUR (c)	344
500,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (a)(c)	604
390,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	398
510,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (a)	534
500,000	Nigeria Government International Bond 144A, 6.38%, 7/12/23 (a)	515
600,000	Nigeria Government International Bond, 6.75%, 1/28/21 (d)	611
250,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/22 (a)	259
400,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	406

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

400,000	Republic of Belarus Ministry of Finance 144A, 5.88%, 2/24/26 (a)	$389
400,000	Republic of Belarus Ministry of Finance 144A, 6.38%, 2/24/31 (a)	387
450,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (a)	472
308,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	318
400,000	Serbia International Bond 144A, 3.13%, 5/15/27 EUR (a)(c)	502
860,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (a)	843
450,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	470
300,000	Ukraine Government International Bond, 7.75%, 9/01/23 (d)	312

Total Foreign Government (Cost - $11,617)		11,730

Mortgage Backed (36%)
276,441	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	226
144,232	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	118
277,186	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	222
1,910,766	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	1,400
906,779	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	723
549,552	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	438
183,686	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	146
1,085,840	American Home Mortgage Assets Trust 2007-2, (1 mo. LIBOR USD + 0.125%), 0.30%, 3/25/47 (b)	1,002
199,681	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 11/14/35 (a)(b)	188
284,115	Banc of America Funding 2005-H Trust, 3.87%, 11/20/35 (e)	247
300,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 8/15/35 (a)(b)	292
379,719	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.800%), 1.97%, 10/15/36 (a)(b)	374
617,044	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.000%), 2.17%, 10/15/36 (a)(b)	605
759,438	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 2.47%, 10/15/36 (a)(b)	744
299,726	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 2.17%, 12/15/36 (a)(b)	293
913,543	CGDBB Commercial Mortgage Trust 2017-BIOC 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 7/15/32 (a)(b)	892
433,023	Chase Mortgage Finance Trust Series 2007-S3, 6.00%, 5/25/37	301

Principal or Shares	Security Description	Value (000)

418,981	Chase Mortgage Finance Trust Series 2007-S3, 6.00%, 5/25/37	$291
547,637	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 6/15/34 (a)(b)	468
348,496	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.610%), 2.78%, 6/15/34 (a)(b)	275
94,193	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	77
607,800	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.31%, 3/20/36 (e)	579
432,109	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.43%, 2/25/47 (e)	389
300,000	Citigroup Commercial Mortgage Trust 2019-SST2 144A, (1 mo. LIBOR USD + 1.300%), 1.47%, 12/15/36 (a)(b)	289
400,000	Citigroup Commercial Mortgage Trust 2019-SST2 144A, (1 mo. LIBOR USD + 1.600%), 1.77%, 12/15/36 (a)(b)	382
1,527,825	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 11/25/39 (a)(b)	1,384
213,230	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 2.450%), 2.62%, 7/25/31 (a)(b)	211
500,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 4.350%), 4.52%, 7/25/31 (a)(b)	469
1,000,000	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 4.150%), 4.32%, 8/25/31 (a)(b)	952
550,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 4.100%), 4.27%, 9/25/31 (a)(b)	519
300,000	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 3.400%), 3.57%, 10/25/39 (a)(b)	246
200,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 2.000%), 2.17%, 1/25/40 (a)(b)	192
350,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 3.000%), 3.17%, 1/25/40 (a)(b)	253
950,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 5/15/36 (a)(b)	930
750,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 5/15/36 (a)(b)	728
750,000	CSMC Trust 2017-MOON 144A, 3.20%, 7/10/34 (a)(e)	703
814,152	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 4.42%, 1/25/29 (b)	827

4

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

397,515	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.46%, 9/25/36 (e)	$361
567,381	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 9/25/49 (a)(b)	548
600,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 3.000%), 3.17%, 9/25/49 (a)(b)	546
250,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 7.500%), 7.67%, 9/25/49 (a)(b)	197
200,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 2/25/50 (a)(b)	192
450,000	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.07%, 1/25/50 (a)(b)	430
300,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 7.600%), 7.77%, 3/25/50 (a)(b)	184
800,000	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 1.550%), 1.73%, 7/25/50 (a)(b)	802
500,000	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 5.750%), 5.93%, 7/25/50 (a)(b)	493
900,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 2.47%, 10/25/48 (a)(b)	865
532,016	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 1/25/49 (a)(b)	522
668,828	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 2.62%, 3/25/49 (a)(b)	655
260,254	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 7/25/49 (a)(b)	251
200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 2.700%), 2.87%, 10/25/49 (a)(b)	178
200,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%), 4.98%, 9/25/47 (a)(b)	132
200,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%), 5.17%, 11/25/47 (a)(b)	132
361,960	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 2/25/49 (a)(b)	352
685,582	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 4/25/49 (a)(b)	663
498,735	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.57%, 2/25/49 (a)(b)	480
675,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.250%), 2.42%, 2/25/49 (a)(b)	543

Principal or Shares	Security Description	Value (000)

450,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%), 9.67%, 2/25/49 (a)(b)	$350
832,666	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%), 1.97%, 7/25/30 (b)	798
799,496	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 2.47%, 9/25/30 (b)	768
517,132	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.14%, 8/25/48 (a)(e)	510
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.77%, 12/25/42 (b)	1,160
298,477	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.000%), 9.17%, 3/25/29 (b)	318
717,995	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%), 0.52%, 3/25/35 (a)(b)	647
236,821	HarborView Mortgage Loan Trust 2004-10, 3.92%, 1/19/35 (e)	240
47,514	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 1.03%, 8/25/29 (b)	45
145,300	IndyMac INDX Mortgage Loan Trust 2005-AR13, 3.19%, 8/25/35 (e)	131
450,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%), 3.27%, 1/15/33 (a)(b)	434
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (a)(e)	1,348
430,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%), 2.66%, 6/15/35 (a)(b)	391
81,082	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	64
406,834	JP Morgan Mortgage Trust 2007-S2, 6.00%, 6/25/37	270
105,925	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)(e)	109
1,504,797	JP Morgan Mortgage Trust 2017-5 144A, 3.13%, 10/26/48 (a)(e)	1,530
300,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 4.500%), 4.67%, 7/15/35 (a)(b)	304
3,958,184	Morgan Stanley Capital I Trust 2018-H3, 0.83%, 7/15/51 (e)	196
550,000	Morgan Stanley Capital I Trust 2019-MEAD 144A, 3.18%, 11/10/36 (a)(e)	396
365,942	Morgan Stanley Mortgage Loan Trust 2004-11AR, 3.02%, 1/25/35 (e)	349
300,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 3.42%, 10/15/49 (a)(b)	280

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

710,810	New Residential Mortgage Loan Trust 2014-3 144A, 5.58%, 11/25/54 (a)(e)	$764
900,000	Palisades Center Trust 2016-PLSD 144A, 3.36%, 4/13/33 (a)	519
450,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 1.60%, 4/14/36 (a)(b)	435
23,638	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	23
824,667	RALI Series 2005-QA7 Trust, 3.66%, 7/25/35 (e)	794
902,982	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	875
93,779	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	91
414,887	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	399
834,643	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	784
339,357	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	250
500,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 2.27%, 9/25/48 (a)(b)	483
1,284,823	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.82%, 4/25/43 (a)(b)	1,274
1,400,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.92%, 4/25/43 (a)(b)	1,287
977,170	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.92%, 4/25/43 (a)(b)	917
366,253	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 1.42%, 2/25/47 (a)(b)	359
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 2/25/47 (a)(b)	1,812
700,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.67%, 2/25/47 (a)(b)	657
177,117	Structured Adjustable Rate Mortgage Loan Trust, 3.48%, 12/25/35 (e)	114
534,855	Structured Asset Mortgage Investments II Trust 2003-AR4, (1 mo. LIBOR USD + 0.700%), 0.89%, 1/19/34 (b)	515
684,905	Structured Asset Mortgage Investments II Trust 2005-AR4, (1 mo. LIBOR USD + 0.310%), 0.48%, 12/25/35 (b)	634
213,492	Structured Asset Mortgage Investments II Trust 2006-AR3, 3.04%, 5/25/36 (e)	118
2,251,392	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%), 0.38%, 8/25/36 (b)	2,129
1,123	Structured Asset Mortgage Investments Trust 2003-CL1, 2.50%, 7/25/32 (e)	1
13,728	Vendee Mortgage Trust 2011-2, 3.75%, 12/15/33	—
862,697	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.320%), 0.49%, 8/25/45 (b)	874
719,347	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.70%, 9/25/36 (e)	671
214,762	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 Trust, 3.34%, 10/25/36 (e)	203
370,492	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 Trust, 3.69%, 10/25/36 (e)	355

Principal or Shares	Security Description	Value (000)

362,766	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%), 2.01%, 1/25/47 (b)	$340
99,737	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 2.44%, 5/25/46 (b)	95
1,313,477	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.49%, 2/25/37 (e)	1,253
321,868	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.64%, 2/25/37 (e)	290
341,729	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 Trust, 3.16%, 9/25/36 (e)	304
594,824	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.07%, 7/25/37 (e)	518
400,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.650%), 1.82%, 12/15/34 (a)(b)	328
10,685,570	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.94%, 8/15/51 (e)	542

Total Mortgage Backed (Cost - $62,650)		58,546

U.S. Treasury (6%)
9,000,000	U.S. Treasury Bill, 0.09%, 10/29/20 (g)	8,998
251,000	U.S. Treasury Note, 2.63%, 8/31/20 (h)(i)	252

Total U.S. Treasury (Cost - $9,249)		9,250

Investment Company (7%)
10,401,741	Payden Cash Reserves Money Market Fund *
	(Cost - $10,402)	10,402

Total Investments (Cost - $176,044) (107%)		172,263
Liabilities in excess of Other Assets (-7%)		(10,940)

Net Assets (100%)		$161,323

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.
(g)	Yield to maturity at time of purchase.
(h)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(i)	All or a portion of the security is pledged to cover futures contract margin requirements.

6

Payden / Kravitz Cash Balance Plan Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
EUR 357	USD 423	Citibank, N.A.	08/03/2020	$(2)
USD 13,507	EUR 11,946	Citibank, N.A.	09/23/2020	(581)
USD 137	GBP 109	HSBC Bank USA, N.A.	09/23/2020	(5)

Net Unrealized Appreciation (Depreciation)				$(588)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
AUD 3-Year Bond Future	255	Sep-20	$21,321	$(12)	$(12)
U.S. Treasury 2-Year Note Future	89	Sep-20	19,668	19	19
U.S. Treasury 5-Year Note Future	90	Sep-20	11,351	68	68

					75

Short Contracts:
Euro-Bobl Future	35	Sep-20	(5,576)	(33)	(33)
Euro-Bund Future	2	Sep-20	(418)	(5)	(5)
U.S. Long Bond Future	2	Sep-20	(365)	(4)	(4)

					(42)

Total Futures					$33

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	$3,546	$53	$—	$53
3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	3,546	53	—	53
3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	3,113	48	—	48
3-Year Interest Rate Swap, Receive Fixed 1.8905% Semi-Annually, Pay Variable 0.5675% (CDOR03 Index) Semi-Annually	12/02/2022	1,715	43	—	43

			$197	$—	$197

7	Payden Mutual Funds